                       [PROVIDENT INSTITUTION FUNDS LOGO]
                   400 Bellevue Parkway, Wilmington, DE 19809
                   - Phone: 302-792-2555 - Fax: 302-792-5876

G. Willing Pepper
Chairman                TEMPORARY INVESTMENT FUND, INC.

                                                               November 18, 1998

Dear Shareholder:

     We are pleased to present the Annual Report to Shareholders of Temporary Investment Fund, Inc. for the period ended September 30, 1998.

     Commentary on the economy, financial markets, and recent developments in our Fund are contained in the accompanying Investment Adviser's Report.

     Thank you for choosing Provident Institutional Funds for your liquidity needs. We look forward to your continued support of the Funds and encourage your participation in the upcoming proxy solicitation and shareholder meeting. Should you have any question regarding the proxy or other matters, please contact your account representative or call our Client Service Center at (800) 821-7432. We welcome the opportunity to service all your short term investment needs.

                                         Sincerely,


                                         /s/ G. Willing Pepper

                                         Chairman

                        TEMPORARY INVESTMENT FUND, INC.

                       Annual Investment Adviser's Report

     A year ago, foreign exchange crises in Asia sent shockwaves through the U.S. financial markets, offering a glimpse of what was in store for 1998. By the middle of this year, the economic and financial turmoil in Asia had spread all the way to Russia, Latin America and South America. Stock market valuations around the world declined by 10-20% or more, as one crisis after another, such as the devaluation of the Russian currency and a large hedge fund bailout, drove investors to the safety of U.S. Treasury obligations. Early in the fourth quarter, yields on Treasury bonds fell to a record low of 4.69%, while short-term bills traded as low as 3.65%. Only a year ago, the bond's yield was 6.40% and three-month bills were 5.10%.

     Concerns about global recessions also precipitated widespread belief that the Federal Reserve would ease monetary policy at their September 29 meeting, perhaps in coordination with other G-7 countries. With market rates already discounting several moves by the Fed, the market was disappointed in the Fed's 25 basis point move. Surprisingly, however, the Fed moved again only sixteen days later, cutting the federal funds and discount rates by 25 basis points. Presently, the federal funds rate is 5%, down from 5.75% at the start of the year, and there is considerable sentiment that it will head lower over the next few quarters as the U.S. economy is impacted by business slowdowns around the globe.

     Early in the year, the Fund's two portfolios, TempFund and TempCash, sought to take advantage of a positively sloped yield curve. Second quarter GDP was reported at over 5%, and rates reflected a bias towards higher levels. TempFund kept its average weighted maturity in the 50-55 day range, commensurate with its AAA rating, while TempCash was a little longer, in the 60-day range. As the economy began to slow and global troubles mounted, market sentiment shifted towards expectations of lower rates. Treasury obligations saw yields drop sharply, and the money market yield curve became very flat. With growing expectations of Fed easing, the portfolios kept their maturities in a moderately extended position. Credit quality became a key area of focus, as global troubles impacted the financial services industry, both foreign and domestic. In an effort to stay ahead of the deterioration in certain bank and broker credits, we restricted quite a few issuers during the last two quarters. Finally, both portfolios enjoyed strong asset growth in the year ended September 30, 1998. TempFund's assets increased 19%, from $8.4 billion to $10 billion, while TempCash's assets grew 25%, from $2.4 billion to $3 billion.

     We appreciate your continued interest in the Temporary Investment Fund and look forward to meeting your liquidity needs in the future.

                                         BLACKROCK INSTITUTIONAL MANAGEMENT
                                         CORPORATION

                               TEMPFUND PORTFOLIO
                        Temporary Investment Fund, Inc.
                            Statement of Net Assets

                               September 30, 1998

                       MATURITY     PAR
                         DATE      (000)          VALUE
                       --------   --------   ---------------
CERTIFICATES OF DEPOSIT--4.1%
BANK NOTES--2.6%
  Bank of America National
    Trust & Savings (A-1+, P-1)
    5.51%............  02/17/99   $ 87,500   $    87,466,077
  LaSalle National Bank
    (A-1+, P-1)
    5.59%............  11/13/98     50,000        50,000,512
    5.55%............  02/16/99     20,000        19,988,348
  Northern Trust Bank
    (A-1+, P-1)
    5.81%............  04/30/99    100,000        99,977,868
                                             ---------------
                                                 257,432,805
                                             ---------------
DOMESTIC CERTIFICATES OF DEPOSIT--1.5%
  Chase Manhattan Bank
    (A-1+, P-1)
    5.73%............  05/17/99     50,000        49,981,377
  First Tennessee Bank (A-1, P-1)
    5.72%............  04/23/99    100,000        99,973,232
                                             ---------------
                                                 149,954,609
                                             ---------------
    Total Certificates of Deposit
      (Cost $407,387,414).................       407,387,414
                                             ---------------
COMMERCIAL PAPER--43.8%
ASSET BACKED SECURITIES--4.0%
  Trident Capital Finance
    (A-1+, P-1)
    5.53%............  10/28/98     44,470        44,285,561
    5.52%............  11/09/98     59,040        58,686,941
    5.50%............  11/30/98     48,500        48,055,417
    5.49%............  12/15/98    100,000        98,856,250
    5.33%............  02/05/99    150,000       147,179,541
                                             ---------------
                                                 397,063,710
                                             ---------------
BANKS--2.4%
  NationsBank Corp. (A-1, P-1)
    5.51%............  12/04/98     73,000        72,284,924
    5.48%............  12/10/98     70,000        69,254,111
    5.46%............  02/11/99    100,000        97,982,833
                                             ---------------
                                                 239,521,868
                                             ---------------
FINANCE LESSORS--3.6%
  General Electric Capital Corp.
    (A-1+, P-1)
    5.52%............  10/19/98    150,000       149,586,000
    5.51%............  10/27/98     50,000        49,801,028
    5.50%............  10/30/98    100,000        99,556,944
    5.46%............  02/03/99     65,000        63,767,708
                                             ---------------
                                                 362,711,680
                                             ---------------
FINANCE SERVICES--10.7%
  Barton Capital Corp. (A-1+, P-1)
    5.54%............  10/13/98     71,818        71,685,376
    5.53%............  10/30/98    132,203       131,614,072
    5.54%............  10/30/98     46,068        45,862,409
    5.50%............  01/15/99     58,057        57,116,799

                       MATURITY     PAR
                         DATE      (000)          VALUE
                       --------   --------   ---------------
COMMERCIAL PAPER (CONTINUED)
FINANCE SERVICES (CONTINUED)
  Dakota Certificates Program
    (A-1+, P-1)
    5.52%............  10/13/98   $ 50,000   $    49,908,000
    5.52%............  10/14/98     50,000        49,900,333
    5.52%............  10/16/98    150,000       149,655,000
    5.52%............  11/19/98     50,000        49,624,333
    5.43%............  12/11/98    100,000        98,929,083
  Windmill Funding (A-1+, P-1)
    5.51%............  11/06/98    211,866       210,698,618
    5.52%............  11/13/98    154,856       153,834,983
                                             ---------------
                                               1,068,829,006
                                             ---------------
LIFE INSURANCE--1.0%
  Prudential Funding Corp. (A-1, P-1)
    5.47%............  12/15/98    100,000        98,860,417
                                             ---------------
MISCELLANEOUS BUSINESS CREDIT INSTITUTIONS--0.4%
  National Rural Utilities Coop.
    Finance Corp. (A-1+, P-1)
    5.50%............  11/06/98     40,000        39,780,000
                                             ---------------
MOTOR VEHICLES & CAR BODIES--4.4%
  Daimler-Benz North America Corp.
    (A-1, P-1)
    5.50%............  10/20/98    150,000       149,564,583
    5.50%............  10/21/98    100,000        99,694,444
    5.50%............  10/22/98     75,000        74,759,375
    5.51%............  10/28/98     19,100        19,021,069
    5.50%............  11/20/98    100,000        99,236,111
                                             ---------------
                                                 442,275,582
                                             ---------------
PERSONAL CREDIT INSTITUTIONS--2.1%
  Associates Corp. of North America
    (A-1+, P-1)
    5.48%............  12/16/98    110,000       108,727,423
  Ford Motor Credit Corp. (A-1, P-1)
    5.51%............  11/06/98    100,000        99,449,000
                                             ---------------
                                                 208,176,423
                                             ---------------
RADIO & TV BROADCAST & COMMERCIAL EQUIPMENT--2.0%
  Motorola Credit Corp. (A-1+, P-1)
    5.50%............  10/13/98     31,500        31,442,250
    5.50%............  10/30/98     44,600        44,402,397
  Motorola, Inc. (A-1+, P-1)
    5.50%............  10/13/98     35,427        35,362,051
    5.50%............  10/20/98     53,218        53,063,520
    5.50%............  11/19/98     35,000        34,737,986
                                             ---------------
                                                 199,008,204
                                             ---------------
SECURITY BROKERS & DEALERS--7.6%
  C.S. First Boston, Inc. (A-1+, P-1)
    5.51%............  10/14/98     20,000        19,960,206
    5.51%............  10/22/98     20,000        19,935,717
    5.51%............  11/09/98     65,000        64,612,004
    5.50%............  12/03/98     43,000        42,586,125

                See accompanying notes to financial statements.

                               TEMPFUND PORTFOLIO
                      Statement of Net Assets (Continued)

                       MATURITY     PAR
                         DATE      (000)          VALUE
                       --------   --------   ---------------
COMMERCIAL PAPER (CONTINUED)
SECURITY BROKERS & DEALERS (CONTINUED)
  Merrill Lynch & Co. (A-1+, P-1)
    5.52%............  10/30/98   $ 85,000   $    84,622,033
    5.51%............  11/06/98     50,000        49,724,500
    5.50%............  01/15/99     40,000        39,352,222
  Morgan Stanley Group, Inc.
    (A-1, P-1)
    5.52%............  10/09/98    100,000        99,877,333
    5.51%............  11/09/98    150,000       149,104,625
    5.30%............  02/26/99    100,000        97,821,111
    5.26%............  03/12/99    100,000        97,633,000
                                             ---------------
                                                 765,228,876
                                             ---------------
SHORT-TERM BUSINESS CREDIT INSTITUTIONS--5.6%
  Asset Securitization Coop. Corp.
    (A-1+, P-1)
    5.52%............  11/06/98     81,000        80,552,880
  C.I.T. Group Holdings, Inc.
    (A-1, P-1)
    5.37%............  03/04/99    100,000        97,702,833
  Corporate Receivables Corp.
    (A-1+, P-1)
    5.52%............  10/20/98    125,000       124,635,833
    5.52%............  10/21/98     50,000        49,846,667
    5.42%............  12/10/98     45,000        44,525,750
  CXC, Inc. (A-1+, P-1)
    5.52%............  10/19/98     50,000        49,862,000
    5.52%............  10/21/98     50,000        49,846,667
  J.C. Penney Funding Corp.
    (A-1, P-1)
    5.50%............  11/20/98     60,000        59,541,667
                                             ---------------
                                                 556,514,297
                                             ---------------
    Total Commercial Paper
      (Cost $4,377,970,063)...............     4,377,970,063
                                             ---------------
UNITED STATES GOVERNMENT AGENCY
  OBLIGATIONS--1.0%
  Federal National Mortgage Association
    4.62%............  10/06/98    100,000       100,000,000
                                             ---------------
    Total United States Government Agency
      Obligations
      (Cost $100,000,000).................       100,000,000
                                             ---------------
VARIABLE RATE OBLIGATIONS+--31.0%
ASSET BACKED SECURITIES--4.5%
  SMM Trust 1997-A (A-1+, P-1)
    5.50%............  12/23/98    175,000       175,000,000
  SMM Trust 1997-X (A-1+, P-1)
    5.625%...........  10/12/98    100,000       100,000,000
  SMM Trust 1998-B (A-1+, P-1)
    5.625%...........  10/05/98    175,000       175,000,000
                                             ---------------
                                                 450,000,000
                                             ---------------

                       MATURITY     PAR
                         DATE      (000)          VALUE
                       --------   --------   ---------------
VARIABLE RATE OBLIGATIONS+ (CONTINUED)
BANKS--8.2%
  First Bank of South Dakota
    (A-1, P-1)
    5.452%...........  10/21/98   $100,000   $    99,996,290
  First National Bank of Chicago
    (A-1+, P-1)
    5.4023%..........  10/27/98     96,000        95,953,500
    5.4023%..........  10/28/98     50,000        49,975,700
  Key Bank National Association
    (A-1, P-1)
    5.3367%..........  10/29/98    125,000       124,937,843
  National City Bank of Cleveland
    (National City Corp.) (A-1, P-1)
    5.505%...........  10/07/98    200,000       199,935,174
  National City Indiana (A-1, P-1)
    5.4698%..........  10/20/98    143,000       142,957,430
    5.4798%..........  10/20/98    100,000        99,984,796
                                             ---------------
                                                 813,740,733
                                             ---------------
BEVERAGES--2.8%
  Pepsico (A-1, P-1)
    5.4975%..........  11/19/98    281,000       280,720,274
                                             ---------------
FINANCE LESSORS--0.8%
  General Electric Capital Corp.
    (A-1+, P-1)
    5.4687%..........  12/09/98     80,000        79,973,010
                                             ---------------
MISCELLANEOUS BUSINESS CREDIT INSTITUTIONS--0.8%
  John Deere Capital Corp.
    (A-1, P-1)
    5.5259%..........  10/22/98     80,000        79,953,184
                                             ---------------
PERSONAL CREDIT INSTITUTIONS--0.6%
  Norwest Corp. (A-1+, P-1)
    5.45%............  12/20/98     60,000        59,994,409
                                             ---------------
SECURITY BROKERS & DEALERS--11.3%
  Bear Stearns Companies, Inc.
    (A-1, P-1)
    5.6375%..........  11/06/98    150,000       150,000,000
    5.6275%..........  11/18/98    175,000       175,000,000
    5.6375%..........  11/24/98    150,000       150,000,000
  Goldman Sachs Group L.P.
    (A-1+, P-1)
    5.6875%..........  11/13/98     75,000        75,000,000
    5.6875%..........  12/26/98     80,000        80,000,000
  Merrill Lynch & Co. (A-1+, P-1)
    5.6075%..........  12/10/98    150,000       149,986,205
    5.43%............  12/15/98    200,000       200,000,000
  Morgan Stanley Group
    (A-1, P-1)
    5.585%...........  10/15/98    150,000       150,000,000
                                             ---------------
                                               1,129,986,205
                                             ---------------

                See accompanying notes to financial statements.

                               TEMPFUND PORTFOLIO
                      Statement of Net Assets (Continued)

                       MATURITY     PAR
                         DATE      (000)          VALUE
                       --------   --------   ---------------
VARIABLE RATE OBLIGATIONS+ (CONTINUED)
SHORT-TERM BUSINESS CREDIT INSTITUTIONS--2.0%
  Xerox Credit Corp. (A-1, P-1)
    5.5048%..........  10/12/98   $200,000   $   199,932,857
                                             ---------------
    Total Variable Rate Obligations
      (Cost $3,094,300,672)...............     3,094,300,672
                                             ---------------
MEDIUM TERM NOTES--5.2%
BANKS--0.5%
  J.P. Morgan & Co., Inc.
    (A-1+, P-1)
    5.75%............  03/10/99     50,000        50,000,000
                                             ---------------
SECURITY BROKERS & DEALERS--4.7%
  Goldman Sachs Group, L.P.
    (A-1+, P-1)
    5.78%............  10/26/98    125,000       125,000,000
    5.70%............  11/24/98    200,000       200,000,000
    5.70%............  11/25/98    110,000       110,000,000
  Merrill Lynch & Co.(A-1+, P-1)
    5.6775%..........  03/02/99     35,000        35,000,000
                                             ---------------
                                                 470,000,000
                                             ---------------
    Total Medium Term Notes
      (Cost $520,000,000).................       520,000,000
                                             ---------------
REPURCHASE AGREEMENTS -- 15.1%
  Goldman Sachs & Co.
    5.25%............  10/01/98    200,000       200,000,000
    (Agreement dated 09/30/98
      to be repurchased at
      $200,029,167
      collateralized by
      $236,363,162 Federal Home
      Loan Mortgage Corporation
      Bonds and Federal
      National Mortgage
      Association Bonds 5.994%
      to 7.4375% due from
      10/25/08 to 08/18/28. The
      market value is
      $206,000,000.)
  Lehman Government Securities, Inc.
    5.38%............  10/01/98    200,000       200,000,000
    (Agreement dated 09/30/98
      to be repurchased at
      $200,029,889
      collateralized by
      $202,707,299 Government
      National Mortgage
      Association Bonds 5.50%
      to 6.875% due from
      05/20/26 to 01/20/28. The
      market value is
      $206,001,892.)

                       MATURITY     PAR
                         DATE      (000)          VALUE
                       --------   --------   ---------------
REPURCHASE AGREEMENTS (CONTINUED)
  Morgan Stanley & Co.
    5.65%............  10/01/98   $250,000   $   250,000,000
    (Agreement dated 09/30/98
      to be repurchased at
      $250,039,236
      collateralized by
      $341,292,715 Federal Farm
      Credit Bank Medium Term
      Notes, Federal Home Loan
      Bank Bonds, Federal Home
      Loan Mortgage Corporation
      Bonds, Federal National
      Mortgage Association
      Bonds, Student Loan
      Marketing Association
      Bonds, Tennessee Valley
      Authority Discount Notes
      and U.S. Treasury Notes
      and Strips from 0.00% to
      9.15% due from 10/01/98
      to 08/06/38. The market
      value is $256,849,995.)
  Morgan Stanley & Co.
    5.825%...........  10/01/98    103,700       103,700,000
    (Agreement dated 09/30/98
      to be repurchased at
      $103,716,779
      collateralized by
      $141,568,218 Federal Farm
      Credit Bank Medium Term
      Notes, Federal Home Loan
      Bank Bonds, Federal Home
      Loan Mortgage Corporation
      Bonds, Federal National
      Mortgage Association
      Bonds, Student Loan
      Marketing Association
      Bonds, Tennessee Valley
      Authority Discount Notes
      and U.S. Treasury Notes
      and Strips from 0.00% to
      9.15% due from 10/01/98
      to 08/06/38. The market
      value is $106,541,378.)

                See accompanying notes to financial statements.

                               TEMPFUND PORTFOLIO
                      Statement of Net Assets (Concluded)

                       MATURITY     PAR
                         DATE      (000)          VALUE
                       --------   --------   ---------------
REPURCHASE AGREEMENTS (CONTINUED)
Morgan Stanley & Co.
    5.875%...........  10/01/98   $450,000   $   450,000,000
    Agreement dated 09/30/98 to
      be repurchased at
      $450,073,438
      collateralized by
      $614,326,888 Federal Farm
      Credit Bank Medium Term
      Notes, Federal Home Loan
      Bank Bonds, Federal Home
      Loan Mortgage Corporation
      Bonds, Federal National
      Mortgage Association
      Bonds, Student Loan
      Marketing Association
      Bonds, Tennessee Valley
      Authority Discount Notes
      and U.S. Treasury Notes
      and Strips from 0.00% to
      9.15% due from 10/01/98
      to 08/06/38. The market
      value is $462,329,991.)
  SBC Warburg Dillon Read, Inc.
    5.40%............  10/01/98    302,000       302,000,000
    (Agreement dated 09/30/98
      to be repurchased at
      $302,045,300
      collateralized at
      $442,397,063 Federal
      National Mortgage
      Association Bonds,
      Resolution Funding
      Corporation Notes and
      U.S. Treasury Bills and
      Notes 0.00% to 7.50% due
      from 04/29/99 to
      01/15/30. The market
      value is $311,215,856.)
                                             ---------------
    Total Repurchase Agreements
      (Cost $1,505,700,000)...............     1,505,700,000
                                             ---------------

                                                  VALUE
                                             ---------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $10,005,358,149*)......     100.2%   $10,005,358,149
LIABILITIES IN EXCESS OF OTHER
  ASSETS.......................      (0.2)       (16,390,818)
                                    ------   ---------------
NET ASSETS (Equivalent to $1.00
  per share based on
  9,686,688,686 TempFund Shares
  and 302,482,347 TempFund
  Dollar Shares, $.001 par
  value stock outstanding).....     100.0%   $ 9,988,967,331
                                    ------   ---------------
                                    ------   ---------------
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  ($9,988,967,331 / 9,989,171,033)........             $1.00
                                                       -----
                                                       -----

---------------
* Cost for federal income tax purposes.
+ Variable Rate Obligations--The rate shown is the rate as of September 30, 1998 and the maturity date shown is the longer of the next interest readjustment date or the date the principal amount can be recovered upon demand.

------------------------------------------------------
                 TEMPFUND PORTFOLIO
                Maturity Information
                 September 30, 1998
                    (Unaudited)


       MATURITY          PAR          PERCENTAGE
        PERIOD          (000)        OF PORTFOLIO
     -------------  --------------    ----------
        1-  7 days  $1,980,700,000       20.0%
        8- 14 days     658,745,000        6.5
       15- 30 days   2,463,659,000       24.5
       31- 60 days   2,347,762,000       23.3
       61- 90 days   1,434,500,000       14.2
       91-120 days      98,057,000        1.0
      121-150 days     522,500,000        5.2
     Over 150 days     535,000,000        5.3
         Average Weighted Maturity--46 days
------------------------------------------------------

                See accompanying notes to financial statements.

                               TEMPCASH PORTFOLIO
                        Temporary Investment Fund, Inc.
                            Statement of Net Assets

                               September 30, 1998

                        MATURITY     PAR
                          DATE      (000)         VALUE
                        --------   --------   --------------
CERTIFICATES OF DEPOSIT--6.7%
BANK NOTES--3.3%
  NationsBank (A-1+, P-1, D-1+)
    5.50%.............  12/21/98   $100,000   $  100,000,000
                                              --------------
DOMESTIC CERTIFICATES OF DEPOSIT--0.9%
  Wilmington Trust Co. (A-1, P-1)
    5.71%.............  03/05/99     25,000       25,000,000
                                              --------------
YANKEE DOLLAR CERTIFICATES OF DEPOSIT--2.5%
  Bayerische Vereinsbank
    (A-1+, P-1)
    5.70%.............  01/07/99     20,000       19,997,282
  National Westminster
    (A-1+, VMIG-1)
    5.7375%...........  05/07/99     25,000       25,004,320
  Swedbank (P-1)
    5.76%.............  05/24/99     25,000       24,990,757
  Toronto Dominion (A-1+, VMIG-1)
    5.71%.............  05/24/99      5,000        4,997,226
                                              --------------
                                                  74,989,585
                                              --------------
    Total Certificates of Deposit
      (Cost $199,989,585)..................      199,989,585
                                              --------------
COMMERCIAL PAPER--45.6%
ASSET BACKED SECURITIES--15.1%
  Barton Capital Corp. (A-1+, P-1)
    5.38%.............  03/04/99     21,350       20,858,642
  Beta Finance Inc. (P-1)
    5.27%.............  02/18/99     50,000       48,975,278
  CC USA Inc. (A-1+, P-1)
    5.53%.............  10/30/98     75,000       74,665,896
    5.51%.............  11/19/98     30,000       29,775,008
    5.3699%...........  02/08/99     30,000       29,418,250
    5.37%.............  02/08/99     20,000       19,612,167
  Corporate Receivables Corp.
    (A-1, P-1, D-1)
    5.40%.............  12/09/98     32,500       32,163,625
  Dakota Certificates Program
    (A-1+, P-1)
    5.52%.............  11/05/98     50,000       49,731,667
    5.38%.............  12/18/98     75,000       74,125,750
  Trident Capital Finance
    (A-1+, P-1)
    5.52%.............  10/06/98     75,000       74,942,500
                                              --------------
                                                 454,268,783
                                              --------------
BANKS--8.1%
  AB Spintab Swedmortgage (P-1)
    5.53%.............  11/10/98     50,000       49,692,778
    5.53%.............  11/24/98     45,000       44,626,725
  Abbey National North America (P-1)
    5.3199%...........  01/11/99     50,000       49,246,333

                        MATURITY     PAR
                          DATE      (000)         VALUE
                        --------   --------   --------------
  COMMERCIAL PAPER (CONTINUED)
  BANKS (CONTINUED)
  Banco Santander Puerto Rico
    (A-1+, P-1)
    5.52%.............  10/19/98     25,000   $   24,931,000

  Unifunding Inc. (A-1, P-1)
    5.55%.............  10/21/98   $ 25,000       24,922,917
    5.49%.............  12/14/98     50,000       49,435,750
                                              --------------
                                                 242,855,503
                                              --------------
BUSINESS CREDIT INSTITUTIONS--4.1%
  General Electric Capital Corp.
    (A-1+, P-1)
    5.52%.............  10/15/98     50,000       49,892,667
    5.46%.............  02/03/99     75,000       73,578,125
                                              --------------
                                                 123,470,792
                                              --------------
FOOD & KINDRED PRODUCTS--3.8%
  Diageo Capital PLC
    (A-1, P-1, D-1)
    5.465%............  12/11/98     35,000       34,622,763
    5.45%.............  12/28/98     80,000       78,934,222
                                              --------------
                                                 113,556,985
                                              --------------
MOTOR VEHICLES & CAR BODIES--1.0%
  BMW US Capital Corp.
    (A-1, P-1, A1)
    5.52%.............  11/09/98     30,000       29,820,600
                                              --------------
PERSONAL CREDIT INSTITUTIONS--1.6%
  Ford Motor Credit Corp.
    (A-1, P-1, D-1+)
    5.44%.............  02/17/99     50,000       48,949,778
                                              --------------
PETROLEUM REFINING--3.5%
  Repsol International Finance B.V
    (A-1+, P-1, A1+)
    5.46%.............  12/23/98     57,000       56,282,465
    5.18%.............  03/15/99     50,000       48,812,917
                                              --------------
                                                 105,095,382
                                              --------------
SECURITY BROKERS & DEALERS--8.4%
  Lehman Brothers Holdings, Inc.
    (A-1, P-2, D-1)
    5.50%.............  12/04/98    125,000      123,777,778
    5.52%.............  02/24/99     30,000       29,328,400
  Merrill Lynch & Co.
    (A-1+, P-1, D-1+)
    5.50%.............  12/03/98     50,000       49,518,750
    5.48%.............  03/09/99     50,000       48,789,833
                                              --------------
                                                 251,414,761
                                              --------------
    Total Commercial Paper
      (Cost $1,369,432,584)................    1,369,432,584
                                              --------------

                See accompanying notes to financial statements.

                               TEMPCASH PORTFOLIO
                      Statement of Net Assets (Continued)

                        MATURITY     PAR
                          DATE      (000)         VALUE
                        --------   --------   --------------
TIME DEPOSITS--14.0%
  Bank of Montreal (P-1)
    6.00%.............  10/01/98   $150,000   $  150,000,000
  National Australia Bank (P-1)
    6.00%.............  10/01/98    140,000      140,000,000
  Westdeutsche Landesbank (P-1)
    6.00%.............  10/01/98    131,500      131,500,000
                                              --------------
    Total Time Deposits
      (Cost $421,500,000)..................      421,500,000
                                              --------------
UNITED STATES GOVERNMENT AGENCY OBLIGATIONS--2.8%
  Federal National Mortgage Association
    4.62%.............  10/06/98     75,000       75,000,000
                                              --------------
  Student Loan Marketing Association
    4.753%............  10/06/98     10,000       10,000,515
                                              --------------
    Total United States Government Agency
      Obligations
      (Cost $85,000,515)...................       85,000,515
                                              --------------
VARIABLE RATE OBLIGATIONS+--31.2%
ASSET BACKED SECURITIES--5.0%
  SMM Trust 1997-X (A-1+, P-1)
    5.625%............  10/12/98     75,000       75,000,000
  SMM Trust 1998-B (A-1+, P-1)
    5.625%............  10/05/98     75,000       75,000,000
                                              --------------
                                                 150,000,000
                                              --------------
BANKS--6.7%
  Istituto Bancario San Paolo
    di Torino (A-1, P-1, A1+)
    5.525%............  10/14/98     75,000       74,980,570
  Royal Bank of Canada
    (A-1+, P-1, A1+)
    5.505%............  10/14/98     50,000       49,966,630
  Skandinaviska Enskilda Banken
    Funding Inc. (P-1)
    5.55%.............  10/12/98   $ 75,000       74,985,195
                                              --------------
                                                 199,932,395
                                              --------------

                        MATURITY     PAR
                          DATE      (000)         VALUE
                        --------   --------   --------------
VARIABLE RATE OBLIGATIONS+ (CONTINUED)
LIFE INSURANCE--10.0%
  General American Life Insurance Co. (A-1+)
    5.85%.............  10/01/98    125,000   $  125,000,000
  Peoples Security Life Insurance Co. (A-1+, P-1)
    5.77%.............  10/01/98     75,000       75,000,000
    5.81%.............  10/01/98     50,000       50,000,000
  Transamerica Life and Annuity Co. (A-1+, P-1)
    5.6445%...........  10/01/98     50,000       50,000,000
                                              --------------
                                                 300,000,000
                                              --------------
PERSONAL CREDIT INSTITUTIONS--4.5%
  American Honda Finance Corp.
    Honda Motor Company, Ltd (A-1, P-1)
    5.6575%...........  10/09/98     40,000       40,000,000
    5.6575%...........  10/26/98     75,000       75,000,000
    5.5425%...........  12/14/98     20,000       20,000,000
                                              --------------
                                                 135,000,000
                                              --------------
SECURITY BROKERS & DEALERS--5.0%
  Bear Stearns Companies, Inc.
    (A-1, P-1, A1)
    5.5559%...........  10/22/98    100,000      100,000,000
    5.6375%...........  11/06/98     50,000       50,000,000
                                              --------------
                                                 150,000,000
                                              --------------
    Total Variable Rate Obligations
      (Cost $934,932,395)..................      934,932,395
                                              --------------

                See accompanying notes to financial statements.

                               TEMPCASH PORTFOLIO
                      Statement of Net Assets (Concluded)

                                                VALUE
                                            --------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $3,010,855,079*).........  100.3%   $3,010,855,079
LIABILITIES IN EXCESS OF OTHER
  ASSETS.........................   (0.3)       (7,932,346)
                                   -----    --------------
NET ASSETS (Equivalent to
  $1.00 per share based on
  2,499,091,645 TempCash Shares
  and 503,843,346 TempCash Dollar
  Shares outstanding)............  100.0%   $3,002,922,733
                                   -----    --------------
                                   -----    --------------
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE
  ($3,002,922,733 / 3,002,934,991)......             $1.00
                                                     -----
                                                     -----

---------------
* Cost for federal income tax purposes.
+ Variable Rate Obligations--The rate shown is the rate as of September 30, 1998 and the maturity date shown is the longer of the next interest readjustment date or the date the principal amount can be recovered upon demand.

----------------------------------------------------
                 TEMPCASH PORTFOLIO
               Maturity Information
                 September 30, 1998
                        (Unaudited)

       MATURITY         PAR         PERCENTAGE
        PERIOD         (000)       OF PORTFOLIO
     -------------  ------------    ----------
        1-  7 days  $956,500,000       31.6%
        8- 14 days   315,000,000       10.4
       15- 30 days   350,000,000       11.6
       31- 60 days   255,000,000        8.4
       61- 90 days   624,500,000       20.6
       91-120 days    70,000,000        2.3
      121-150 days   255,000,000        8.4
     Over 150 days   201,350,000        6.7
         Average Weighted Maturity--49 days
----------------------------------------------------

The Duff & Phelps, Fitch Investors Service, Moody's Investors Service, Standard & Poor's Ratings Service and TBW, Inc. ratings of the investments in the various Portfolios are believed to be the most recent ratings available at September 30, 1998. The ratings have not been audited by the Independent Auditors and, therefore, are not covered by the Independent Auditors' Report.

                See accompanying notes to financial statements.

                        TEMPORARY INVESTMENT FUND, INC.
                            Statements of Operations
                         Year Ended September 30, 1998


                                                                TEMPFUND       TEMPCASH
                                                               PORTFOLIO      PORTFOLIO
                                                              ------------   ------------
Investment income:
    Interest income.........................................  $579,702,110   $171,972,729
                                                              ------------   ------------
Expenses:
    Investment advisory fee.................................    10,442,205      4,485,250
    Administration fee......................................    10,442,205      4,485,250
    Directors' fees and officer's salary....................       192,193         39,009
    Transfer agent fee......................................       638,408        128,345
    Custodian fee...........................................       947,925        372,331
    Shareholder computer access program.....................        30,873         17,829
    Legal and audit.........................................       115,294         30,713
    Registration expenses...................................        42,030         23,118
    Other...................................................       145,090         42,605
                                                              ------------   ------------
                                                                22,996,223      9,624,450
    Less fees waived........................................    (4,630,556)    (4,193,306)
                                                              ------------   ------------
                                                                18,365,667      5,431,144
    Service Organization fees -- Dollar Shares..............       772,304      1,088,006
                                                              ------------   ------------
         Total expenses.....................................    19,137,971      6,519,150
                                                              ------------   ------------
    Net investment income...................................   560,564,139    165,453,579
Net realized gain (loss) on investments.....................      (203,702)       491,505
                                                              ------------   ------------
    Net increase in net assets resulting from operations....  $560,360,437   $165,945,084
                                                              ============   ============

                See accompanying notes to financial statements.

                        TEMPORARY INVESTMENT FUND, INC.
                      Statements of Changes in Net Assets


                                                 TEMPFUND PORTFOLIO                     TEMPCASH PORTFOLIO
                                        -------------------------------------   -----------------------------------
                                           YEAR ENDED          YEAR ENDED          YEAR ENDED         YEAR ENDED
                                          SEPTEMBER 30,       SEPTEMBER 30,      SEPTEMBER 30,      SEPTEMBER 30,
                                              1998                1997                1998               1997
                                        -----------------   -----------------   ----------------   ----------------
Increase (decrease) in net assets:
  Operations:
    Net investment income.............  $     560,564,139   $     451,218,574   $    165,453,579   $    175,320,887
    Net realized gain (loss) on
      investments.....................           (203,702)             24,187            491,505             79,331
                                        -----------------   -----------------   ----------------   ----------------
      Net increase in net assets
        resulting from operations.....        560,360,437         451,242,761        165,945,084        175,400,218
                                        -----------------   -----------------   ----------------   ----------------
  Distributions to shareholders:
    Dividends to shareholders from net
      investment income:
      TempFund Shares.................       (544,340,518)       (433,387,702)                --                 --
      TempFund Dollar Shares..........        (16,223,621)        (17,830,872)                --                 --
      TempCash Shares.................                 --                  --       (142,514,398)      (150,279,493)
      TempCash Dollar Shares..........                 --                  --        (22,939,181)       (25,041,394)
    Distributions to shareholders from
      net realized gain:
      TempFund shares.................            (23,462)            (47,562)                --                 --
      TempFund Dollar shares..........               (725)             (1,567)                --                 --
                                        -----------------   -----------------   ----------------   ----------------
        Total distributions to
          shareholders................       (560,588,326)       (451,267,703)      (165,453,579)      (175,320,887)
                                        -----------------   -----------------   ----------------   ----------------
  Capital share transactions (at $1
    per share):
    Sale of shares....................    163,267,203,408     159,612,735,266     55,035,173,158     66,663,923,098
    Shares issued in reinvestment of
      dividends.......................        194,706,744         136,470,296         77,504,373         69,364,628
    Shares repurchased................   (161,888,500,360)   (157,210,517,694)   (54,502,812,282)   (66,703,957,164)
                                        -----------------   -----------------   ----------------   ----------------
        Increase in net assets derived
          from capital share
          transactions................      1,573,409,792       2,538,687,868        609,865,249         29,330,562
                                        -----------------   -----------------   ----------------   ----------------
        Total increase in net
          assets......................      1,573,181,903       2,538,662,926        610,356,754         29,409,893
Net assets:
  Beginning of period.................      8,415,785,428       5,877,122,502      2,392,565,979      2,363,156,086
                                        -----------------   -----------------   ----------------   ----------------
  End of period.......................  $   9,988,967,331   $   8,415,785,428   $  3,002,922,733   $  2,392,565,979
                                        =================   =================   ================   ================

                See accompanying notes to financial statements.

                        TEMPORARY INVESTMENT FUND, INC.
                              Financial Highlights
                (For a Share Outstanding Throughout Each Period)

                                                                                   TEMPFUND SHARES
                                                            -------------------------------------------------------------
                                                                              YEAR ENDED SEPTEMBER 30,
                                                            -------------------------------------------------------------
                                                              1998         1997         1996         1995         1994
                                                            ---------    ---------    ---------    ---------    ---------
Net Asset Value, Beginning of Period......................     $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00
                                                               ------       ------       ------       ------       ------
Income From Investment Operations:
  Net Investment Income...................................      .0549        .0539        .0541        .0567        .0360
                                                               ------       ------       ------       ------       ------
Less Distributions:
  Dividends to Shareholders from net investment income....     (.0549)      (.0539)      (.0541)      (.0567)      (.0360)
                                                               ------       ------       ------       ------       ------
Net Asset Value, End of Period............................     $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00
                                                               ------       ------       ------       ------       ------
                                                               ------       ------       ------       ------       ------
  Total Return............................................      5.63%        5.53%        5.55%        5.82%        3.66%
  Ratios/Supplemental Data:
    Net Assets, End of Period $(000)......................  9,686,491    8,060,501    5,715,004    5,351,346    4,480,851
    Ratio of Expenses to Average Daily Net Assets(1)......       .18%         .18%         .18%         .24%         .25%
    Ratio of Net Investment Income to Average Daily Net
      Assets..............................................      5.50%        5.39%        5.41%        5.67%        3.60%

                                                                               TEMPFUND DOLLAR SHARES
                                                            -------------------------------------------------------------
                                                                              YEAR ENDED SEPTEMBER 30,
                                                            -------------------------------------------------------------
                                                              1998         1997         1996         1995         1994
                                                            ---------    ---------    ---------    ---------    ---------
Net Asset Value, Beginning of Period......................     $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00
                                                               ------       ------       ------       ------       ------
Income From Investment Operations:
  Net Investment Income...................................      .0524        .0514        .0516        .0542        .0335
                                                               ------       ------       ------       ------       ------
Less Distributions:
  Dividends to Shareholders from net investment income....     (.0524)      (.0514)      (.0516)      (.0542)      (.0335)
                                                               ------       ------       ------       ------       ------
Net Asset Value, End of Period............................     $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00
                                                               ------       ------       ------       ------       ------
                                                               ------       ------       ------       ------       ------
  Total Return............................................      5.38%        5.27%        5.30%        5.57%        3.41%
  Ratios/Supplemental Data:
    Net Assets, End of Period $(000)......................    302,476      355,284      162,119       81,828      102,105
    Ratio of Expenses to Average Daily Net Assets(1)......       .43%         .43%         .43%         .49%         .50%
    Ratio of Net Investment Income to Average Daily Net
      Assets..............................................      5.25%        5.14%        5.16%        5.42%        3.35%

---------------
(1) Without the waiver of advisory and administration fees, the ratios of expenses to average daily net assets for TempFund Shares would have been .23%, .24%, .26%, .27% and .27% for the years ended September 30, 1998,
    1997, 1996, 1995 and 1994, respectively. For TempFund Dollar Shares, the ratios of expenses to average daily net assets would have been .48%, .49%, .51%, .52% and .52% for the years ended September 30, 1998, 1997, 1996, 1995 and 1994, respectively.

                See accompanying notes to financial statements.

                        TEMPORARY INVESTMENT FUND, INC.
                              Financial Highlights
                (For a Share Outstanding Throughout Each Period)

                                                                                    TEMPCASH SHARES
                                                             -------------------------------------------------------------
                                                                               YEAR ENDED SEPTEMBER 30,
                                                             -------------------------------------------------------------
                                                               1998         1997         1996         1995         1994
                                                             ---------    ---------    ---------    ---------    ---------
Net Asset Value, Beginning of Period.......................    $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                               -------      -------      -------      -------      -------
Income from Investment Operations:
  Net Investment Income....................................      .0552        .0541        .0542        .0575        .0370
                                                               -------      -------      -------      -------      -------
Less Distributions:
  Dividends to Shareholders from Net Investment Income.....     (.0552)      (.0541)      (.0542)      (.0575)      (.0370)
                                                               -------      -------      -------      -------      -------
Net Asset Value, End of Period.............................    $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                               -------      -------      -------      -------      -------
                                                               -------      -------      -------      -------      -------
  Total Return.............................................      5.66%        5.55%        5.56%        5.90%        3.76%
  Ratios/Supplemental Data:
    Net Assets, End of Period $(000).......................  2,499,114    1,991,037    1,835,326    1,316,166    2,330,456
    Ratio of Expenses to Average Daily Net Assets(1).......       .18%         .18%         .18%         .16%         .16%
    Ratio of Net Investment Income to Average Daily Net
      Assets...............................................      5.52%        5.41%        5.42%        5.75%        3.70%

                                                                                TEMPCASH DOLLAR SHARES
                                                             -------------------------------------------------------------
                                                                               YEAR ENDED SEPTEMBER 30,
                                                             -------------------------------------------------------------
                                                               1998         1997         1996         1995         1994
                                                             ---------    ---------    ---------    ---------    ---------
Net Asset Value, Beginning of Period.......................    $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                               -------      -------      -------      -------      -------
Income from Investment Operations:
  Net Investment Income....................................      .0527        .0516        .0517        .0550        .0345
                                                               -------      -------      -------      -------      -------
Less Distributions:
  Dividends to Shareholders from Net Investment Income.....     (.0527)      (.0516)      (.0517)      (.0550)      (.0345)
                                                               -------      -------      -------      -------      -------
Net Asset Value, End of Period.............................    $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                               -------      -------      -------      -------      -------
                                                               -------      -------      -------      -------      -------
  Total Return.............................................      5.41%        5.29%        5.31%        5.65%        3.51%
  Ratios/Supplemental Data:
    Net Assets, End of Period $(000).......................    503,809      401,529      527,830      454,156      397,948
    Ratio of Expenses to Average Daily Net Assets(1).......       .43%         .43%         .43%         .41%         .41%
    Ratio of Net Investment Income to Average Daily Net
      Assets...............................................      5.27%        5.16%        5.17%        5.50%        3.45%

---------------
(1) Without the waiver of advisory and administration fees, the ratios of expenses to average daily net assets for TempCash Shares would have been .32%, .30%, .33%, .30% and .33% for the years ended September 30, 1998,
    1997, 1996, 1995 and 1994 respectively. For TempCash Dollar Shares, the ratios of expenses to average daily net assets would have been .57%, .55%, .58%, .55% and .58% for the years ended September 30, 1998, 1997, 1996, 1995 and 1994 respectively.

                See accompanying notes to financial statements.

                         Notes to Financial Statements

A. Temporary Investment Fund, Inc. (the Company) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management company. The Company maintains two separate portfolios, TempFund and TempCash. Interests in the TempFund portfolio are represented by Class B (TempFund Shares) and Class B-Special Series 1 (TempFund Dollar Shares) common stock. Interests in the TempCash portfolio are represented by Class C (TempCash Dollar Shares) and Class C--Special Series 1 (TempCash Shares) common stock.

  Dollar Shares are substantially identical in all respects to other classes of shares, except that Dollar Shares are sold to institutions which provide support services to their customers, who beneficially own shares, in consideration of the Company's payment of 0.25% (on an annualized basis) of the average daily net asset value of the shares held by the institutions for the benefit of their customers. The Service Organization fee is applicable only to the earnings of the respective Dollar series of shares.

B. Significant accounting policies are as follows:

  Security Valuation--Portfolio securities are valued under the amortized cost method which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the market-based valuation is performed in an attempt to avoid dilution or other unfair results to shareholders. The Company seeks to maintain the net asset value per share of each portfolio at $1.00.

  Repurchase Agreements--The Company may purchase, for each portfolio, money market instruments from financial institutions, such as banks and non-bank dealers, subject to the seller's agreement to repurchase them at an agreed upon date and price. Although the securities subject to repurchase agreements may bear maturities exceeding thirteen months, the repurchase agreements themselves will have a maximum maturity of one year or less. The seller will be required on a daily basis to maintain the value of securities, as collateral with a custodian, subject to the agreement at not less than the repurchase price.

  Dividends to Shareholders--Dividends are declared daily and paid monthly. Dividends payable are recorded on the dividend record date. Net income for dividend purposes includes interest accrued and discount earned on portfolio securities and is reduced by premium amortized and expenses accrued. Net realized capital gains, if any, will be distributed at least annually.

  Federal Taxes--No provision is made for federal taxes as it is the Company's intention to have each portfolio continue to qualify as a regulated investment company and to make the requisite distributions to its shareholders which will be sufficient to relieve it from all or substantially all federal income and excise taxes.

  Use of Estimates--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

  Other--Investment transactions are accounted for on the trade date and the cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Expenses not directly attributable to a specific portfolio are allocated between the two portfolios based on their relative net assets.

C. Under agreements among the Company, PNC Bank, National Association (PNC
Bank), and BlackRock Institutional Management Corporation

(BIMC), an indirect wholly-owned subsidiary of PNC Bank, BIMC manages the Company's portfolios and maintains their financial accounts. PNC Bank is the Company's sub-adviser and custodian and PFPC Inc. (PFPC) is the Company's transfer agent.

  In March 1998, BIMC (formerly known as PNC Institutional Management Corporation), assumed the responsibilities of PNC Bank, as sub-adviser, to provide research, credit analysis and recommendations with respect to the Fund's investments and supply certain computer facilities, personnel and other services. The personnel and facilities related to these services have been transferred to BIMC and BIMC's obligation to pay to PNC Bank a portion of the advisory fee has been terminated.

  Provident Distributors, Inc. (PDI) is the Company's Distributor. No compensation is payable by the Company to PDI for its distribution services.

  The Company has entered into an Administration Agreement with PFPC and PDI for certain administrative services.

  In return for their advisory and administrative services, the Company pays BIMC and the Administrators each a fee, computed daily and payable monthly, based upon an annualized percentage of the average daily net assets of each portfolio as follows:

      TempFund Portfolio:

  0.175% of the first $1 billion, plus 0.15% of the next $1 billion, 0.125% of the next $1 billion, 0.10% of the next $1 billion, 0.095% of the next $1 billion, 0.09% of the next $1 billion, 0.08% of the next $1 billion, 0.075% of the next $1 billion and 0.07% of net assets in excess of $8 billion.

      TempCash Portfolio:

  0.175% of the first $1 billion, plus 0.15% of the next $1 billion, 0.125% of the next $1 billion, 0.10% of the next $1 billion, 0.095% of the next $1 billion, 0.09% of the next $1 billion, 0.085% of the next $ billion and 0.08% of net assets in excess of $7 billion.

  If expenses borne by either portfolio in any fiscal year exceed the applicable expense limitation imposed by state securities regulations, the Administrators and BIMC will each reimburse the portfolio for one-half of any excess expense up to the amount of fees payable to it (except where such regulations require reimbursement regardless of the fees payable to it).

  The Administrators and BIMC have also agreed to reduce their fees, on an equal basis, to the extent necessary to ensure that the ordinary operating expenses (excluding Service Organization fees) of the TempFund portfolio and the TempCash portfolio do not exceed 0.18% of each portfolio's average daily net assets.

  For the year ended September 30, 1998, the Administrators and BIMC voluntarily waived, on an equal basis, administration and advisory fees totaling $4,630,556 and $4,193,306 for the TempFund portfolio and the TempCash portfolio, respectively.

  Service Organization fees of $132,014 were paid to affiliates of BIMC for the year ended September 30, 1998.

  Expenses include legal fees paid to counsel to the Company, a partner of which is secretary of the Company.

D. At September 30, 1998, the Company was authorized to issue 60 billion shares of common stock, par value $0.001 per share, of which 40 billion were classified as Class B shares, 5 billion shares as Class B--Special Series 1 shares, 5 billion shares as Class C shares and 10 billion as Class C--Special Series 1 shares.

                   Notes to Financial Statements (Concluded)

   Transactions in shares of the Company are summarized as follows:

                                                                     TEMPFUND PORTFOLIO
                                                          ----------------------------------------
                                                              YEAR ENDED            YEAR ENDED
                                                          SEPTEMBER 30, 1998    SEPTEMBER 30, 1997
                                                          ------------------    ------------------
Sale of shares
     TempFund Class B...................................    156,484,722,787       153,826,742,485
     TempFund Dollar....................................      6,782,480,621         5,785,992,781
Shares issued in reinvestment of dividends:
     TempFund Class B...................................        186,102,310           129,081,124
     TempFund Dollar....................................          8,604,434             7,389,172
Shares repurchased:
     TempFund Class B...................................   (155,044,635,487)     (151,610,301,526)
     TempFund Dollar....................................     (6,843,864,873)       (5,600,216,168)
                                                          -----------------     -----------------
Net increase in shares..................................      1,573,409,792         2,538,687,868
                                                          =================     =================

                                                                       TEMPCASH PORTFOLIO
                                                            ----------------------------------------
                                                                YEAR ENDED            YEAR ENDED
                                                            SEPTEMBER 30, 1998    SEPTEMBER 30, 1997
                                                            ------------------    ------------------
Sale of shares
     TempCash.............................................     52,797,975,692        63,725,228,824
     TempCash Dollar......................................      2,237,197,466         2,938,694,274
Shares issued in reinvestment of dividends:
     TempCash.............................................         60,504,102            55,343,699
     TempCash Dollar......................................         17,000,271            14,020,929
Shares repurchased:
     TempCash.............................................    (52,350,827,640)      (63,624,929,705)
     TempCash Dollar......................................     (2,151,984,642)       (3,079,027,459)
                                                             ----------------      ----------------
Net increase in shares....................................        609,865,249            29,330,562
                                                             ================      ================

     On September 30, 1998 one shareholder held approximately 13% of the outstanding shares of TempFund and two shareholders held approximately 20% of the outstanding shares of TempCash.

E. At September 30, 1998, capital loss carryovers, expiring at various times from 2004 to 2007 were available to offset possible future capital gains of the respective portfolios, as follows: TempFund, $203,702 and TempCash, $12,258.

F. At September 30, 1998, net assets consisted of the following:

                                                                 TEMPFUND          TEMPCASH
                                                              ---------------   ---------------
Paid-in capital.............................................  $9,989,171,033    $3,002,934,991
Accumulated net realized losses.............................        (203,702)          (12,258)
                                                              --------------    --------------
Total net assets............................................  $9,988,967,331    $3,002,922,733
                                                              ==============    ==============

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors
and Shareholders of
Temporary Investment Fund, Inc.

     In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of TempFund Portfolio and TempCash Portfolio (constituting Temporary Investment Fund, Inc., hereafter referred to as the "Fund") at September 30, 1998, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 1998 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

2400 Eleven Penn Center
Philadelphia, PA 19103
October 30, 1998

                     [THIS PAGE INTENTIONALLY LEFT BLANK.]

Board of Directors
  G. Willing Pepper
    Chairman
  G. Nicholas Beckwith, III
  Philip E. Coldwell
  Robert R. Fortune
  Jerrold B. Harris
  Rodney D. Johnson

Officers
  Thomas H. Nevin
    President
  Lisa M. Buono
    Treasurer
  W. Bruce McConnel, III
    Secretary
Investment Adviser
  BlackRock Institutional Management
  Corporation
  400 Bellevue Parkway
  Wilmington, DE 19809

Co-Administrators
  PFPC Inc.
  400 Bellevue Parkway
  Wilmington, DE 19809

  Provident Distributors, Inc.
  Four Falls Corporate Center
  6th Floor
  West Conshohocken, PA 19428

Distributor
  Provident Distributors, Inc.
  Four Falls Corporate Center
  6th Floor
  West Conshohocken, PA 19428

Transfer Agent
  PFPC Inc.
  P.O. Box 8950
  Wilmington, DE 19885-9628

This report is submitted for the
general information of the
shareholders of the Company. It is
not authorized for distribution to
prospective investors unless
accompanied or preceded by effective
prospectuses for each portfolio of
the Company, which contain
information concerning the investment
policies of the portfolios as well as
other pertinent information.

PIF-A-001
                                                      TEMPFUND
                                                      TEMPCASH
                                               Investment Portfolios
                                                     Offered by
                                          Temporary Investment Fund, Inc.
                                       [PROVIDENT INSTITUTIONAL FUNDS LOGO]
                                                   Annual Report
                                                  to Shareholders
                                                 September 30, 1998